SCHEDULE OF THE COMPOSITION OF INVENTORY (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 25,117	$ 48,422
Work-in-progress	4,484,021	4,615,592
Finished goods	525,800	363,733
Total	$ 5,034,938	$ 5,027,747